Bank Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure
Bank Debt Borrowings Schedule

Bank debt is comprised of the following secured borrowings:
			December 31,
Borrower	Commencement	Maturity	2015	2016

Maxenteka	April 2012	January 2016	$25,500	$-
Maxeikositessera	September 2012	January 2016	25,109	-
Glovertwo	October 2013	February 2016	13,666	-
Gloverthree	December 2014	February 2016	16,807	-
Shikokutessera	December 2014	February 2016	16,807	-
Maxdekatria	March 2012	February 2016	14,400	-
Maxpente,Maxeikositessera,Maxenteka*	December 2015	December 2018	7,000	5,260
Maxtessera*	July 2014	June 2021	31,500	28,000
Maxeikosiexi*	September 2015	September 2021	6,750	6,063
Marathassa*	September 2015	September 2021	7,232	6,545
Marinouki*	September 2015	September 2021	11,089	9,904
Kerasies*	September 2015	September 2021	7,714	6,918
Soffive*	September 2015	September 2021	12,054	10,757
Eptaprohi*	September 2015	September 2021	56,412	50,518
Maxpente,Maxeikositessera,Maxenteka*	December 2015	December 2021	75,337	69,632
Shikokuokto*	June 2015	June 2022	15,018	15,018
Petra*	June 2015	June 2022	18,370	18,254
Pemer*	June 2015	June 2022	18,368	18,254
Glovertwo*	February 2016	August 2022	-	12,833
Maxdekatria*	February 2016	August 2022	-	9,167
Shikokutessera*	February 2016	August 2022	-	14,667
SafeBulkers*	November 2014	September 2022	145,527	145,527
Maxdeka*	August 2011	December 2022	23,861	20,452
Shikoku*	October 2011	August 2023	29,867	26,133
Shikokuepta	February 2016	February 2024	-	23,683
Maxeikosiena	September 2015	September 2025	23,008	22,178
Maxeikositria	September 2015	September 2025	23,008	22,178
Youngone	September 2015	September 2025	24,281	23,546
Maxeikosi	September 2015	September 2025	23,008	22,178
Total			$671,693	$587,665

Current portion of Long-term debt			$80,134	$13,264
Liability directly associated with assets held for sale			16,807	-
Long-term debt			574,752	574,401
Total debt			$671,693	$587,665

Current portion of deferred financing costs			$2,667	$1,087
Deferred financing costs directly associated with assets held for sale			83	-
Deferred financing costs non-current			5,353	4,620
Total deferred financing costs			$8,103	$5,707

Total debt			671,693	587,665
Less: Total deferred financing costs			8,103	5,707
Total debt, net of deferred financing costs			$663,590	$581,958
Less: Liability directly associated with assets held for sale, net of deferred financing costs			16,724
Less: Current portion of long-term debt, net of current portion of deferred financing costs			77,467	12,177
Long-term debt, net of deferred financing costs, non-current			$569,399	$569,781

Bank Debt Maturities Schedule

To December 31,
2017	.	$13,264
2018	.	25,101
2019	.	61,960
2020	.	67,878
2021	.	180,570
2022	and thereafter	238,892
Total	..	$587,665